Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities [Line Items]
Initial measurement on August 28, 2020		$ 1,207,966
Initial measurement on September 23, 2020 Over-Allotment
Change in valuation inputs or other assumptions	$ 166,366	166,367
Fair value as of December 31, 2020	1,540,699	1,374,333
Public [Member]
Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities [Line Items]
Initial measurement on August 28, 2020		41,750,000
Initial measurement on September 23, 2020 Over-Allotment		264,069
Change in valuation inputs or other assumptions	5,786,368	5,786,369
Fair value as of December 31, 2020	53,586,806	47,800,438
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities [Line Items]
Initial measurement on August 28, 2020		42,957,966
Initial measurement on September 23, 2020 Over-Allotment		264,069
Change in valuation inputs or other assumptions	5,952,734	5,952,736
Fair value as of December 31, 2020	$ 55,127,505	$ 49,174,771